Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
December 31, 2022
INTCEN-NPRT1-0323
1.859212.115
Common Stocks - 97.7%
	Shares	Value ($)
Australia - 1.0%
Arena (REIT) unit	1,668,167	4,320,688
Commonwealth Bank of Australia	118,194	8,209,146
Macquarie Group Ltd.	91,918	10,376,480
South32 Ltd.	1,757,474	4,818,341
Treasury Wine Estates Ltd.	389,813	3,601,254
Westpac Banking Corp.	607,178	9,612,543
TOTAL AUSTRALIA		40,938,452
Bailiwick of Jersey - 2.2%
Experian PLC	980,657	33,213,220
Ferguson PLC	202,400	25,545,790
Glencore PLC	4,039,500	26,938,000
WPP PLC	345,340	3,411,955
TOTAL BAILIWICK OF JERSEY		89,108,965
Belgium - 1.2%
Anheuser-Busch InBev SA NV	86,600	5,216,002
Azelis Group NV	209,349	5,943,069
KBC Group NV	396,362	25,519,898
Kinepolis Group NV (a)	30,380	1,261,136
UCB SA	55,200	4,346,575
Warehouses de Pauw	136,400	3,898,450
TOTAL BELGIUM		46,185,130
Bermuda - 0.4%
Hiscox Ltd.	1,156,237	15,229,387
Canada - 6.1%
Africa Oil Corp.	724,212	1,331,823
Aritzia, Inc. (a)	53,481	1,870,255
Boardwalk (REIT)	82,200	3,000,846
Brookfield Asset Management Ltd. Class A (a)	31,150	891,939
Brookfield Corp. (Canada) Class A	124,600	3,918,366
Brookfield Renewable Corp.	49,080	1,350,969
Cameco Corp.	52,456	1,188,977
Canadian Natural Resources Ltd.	350,594	19,469,101
Canadian Pacific Railway Ltd.	285,100	21,256,163
CGI, Inc. Class A (sub. vtg.) (a)	45,600	3,930,558
Chemtrade Logistics Income Fund	840,300	5,566,832
Constellation Software, Inc.	23,800	37,158,233
Emera, Inc.	55,150	2,107,838
First Quantum Minerals Ltd.	873,600	18,252,691
Fortis, Inc.	71,490	2,860,656
GFL Environmental, Inc.	41,340	1,207,226
Gibson Energy, Inc. (b)	151,728	2,649,077
Hydro One Ltd. (c)	88,950	2,382,730
Imperial Oil Ltd.	297,078	14,469,937
Intact Financial Corp.	103,900	14,956,535
MEG Energy Corp. (a)	552,276	7,688,628
Methanex Corp.	62,500	2,366,137
Royal Bank of Canada	252,100	23,701,869
Shopify, Inc. Class A (a)	152,410	5,290,151
The Toronto-Dominion Bank	241,500	15,636,857
TMX Group Ltd.	135,100	13,521,973
Topicus.Com, Inc. (a)	26,781	1,406,101
Tourmaline Oil Corp.	181,191	9,142,518
Waste Connections, Inc. (United States)	14,560	1,930,074
Wheaton Precious Metals Corp.	115,100	4,496,891
TOTAL CANADA		245,001,951
Cayman Islands - 0.3%
CK Asset Holdings Ltd.	854,088	5,238,271
Sea Ltd. ADR (a)	100,490	5,228,495
TOTAL CAYMAN ISLANDS		10,466,766
Denmark - 3.1%
Ascendis Pharma A/S sponsored ADR (a)	10,500	1,282,365
Carlsberg A/S Series B	124,000	16,448,224
DSV A/S	340,900	53,808,495
Novo Nordisk A/S Series B	295,900	40,187,825
Novozymes A/S Series B	181,800	9,209,337
ORSTED A/S (c)	34,030	3,076,504
TOTAL DENMARK		124,012,750
Finland - 1.4%
Elisa Corp. (A Shares)	98,230	5,200,734
Nordea Bank ABP	3,201,900	34,268,647
Sampo Oyj (A Shares)	292,300	15,275,414
TOTAL FINLAND		54,744,795
France - 14.9%
Air Liquide SA	296,660	42,106,567
ALTEN	144,900	18,116,638
Antin Infrastructure Partners SA	183,600	3,989,653
ARGAN SA	12,216	991,208
AXA SA	387,300	10,788,450
BNP Paribas SA	645,400	36,748,556
Capgemini SA	209,300	34,989,978
Dassault Systemes SA	111,700	4,016,695
Edenred SA	568,600	30,968,512
Engie SA	331,140	4,737,318
EssilorLuxottica SA	204,882	37,108,256
Hermes International SCA	6,600	10,208,882
L'Oreal SA	24,600	8,809,205
LVMH Moet Hennessy Louis Vuitton SE	141,145	102,710,267
Pernod Ricard SA	233,200	45,869,318
Safran SA	229,800	28,783,369
Sanofi SA	251,255	24,227,662
Sartorius Stedim Biotech	24,700	7,998,135
Teleperformance	194,100	46,271,346
TotalEnergies SE (b)	1,509,726	94,783,455
Veolia Environnement SA	129,810	3,335,395
Worldline SA (a)(c)	44,100	1,727,065
TOTAL FRANCE		599,285,930
Germany - 8.4%
Allianz SE	125,700	26,844,217
Bayer AG	239,600	12,332,237
Covestro AG (c)	77,000	3,012,621
Deutsche Borse AG	220,800	38,019,594
Deutsche Post AG	515,831	19,305,838
Deutsche Telekom AG	611,700	12,170,742
E.ON SE	196,710	1,955,693
Evonik Industries AG	136,500	2,620,598
Hannover Reuck SE	136,300	27,064,883
Infineon Technologies AG	814,900	24,766,382
Linde PLC	34,612	11,317,049
Mercedes-Benz Group AG (Germany)	222,800	14,569,995
Merck KGaA	249,700	48,177,216
Rheinmetall AG	85,598	17,047,460
RWE AG	126,460	5,630,001
SAP SE	117,759	12,157,526
Siemens AG	185,250	25,536,958
Siemens Healthineers AG (c)	600,100	29,933,979
Symrise AG	34,300	3,725,153
Vonovia SE	88,991	2,096,311
TOTAL GERMANY		338,284,453
Hong Kong - 1.9%
AIA Group Ltd.	6,580,400	72,669,934
Chervon Holdings Ltd.	269,100	1,477,395
Sino Land Ltd.	3,086,337	3,849,544
TOTAL HONG KONG		77,996,873
Hungary - 0.3%
Richter Gedeon PLC	465,700	10,362,831
India - 1.1%
HCL Technologies Ltd.	567,500	7,115,709
HDFC Bank Ltd. (a)	1,825,000	35,788,469
TOTAL INDIA		42,904,178
Indonesia - 0.1%
PT Bank Central Asia Tbk	4,049,400	2,220,441
Ireland - 2.6%
AIB Group PLC	2,242,300	8,679,376
Bank of Ireland Group PLC	1,312,400	12,503,241
Flutter Entertainment PLC (a)	87,441	11,934,862
ICON PLC (a)	91,400	17,754,450
Irish Residential Properties REIT PLC	1,427,785	1,702,607
Kingspan Group PLC (Ireland)	323,100	17,493,720
Linde PLC	99,900	32,585,382
TOTAL IRELAND		102,653,638
Italy - 1.4%
Enel SpA	1,174,066	6,314,297
FinecoBank SpA	1,280,800	21,278,422
GVS SpA (a)(c)	115,000	498,562
Prada SpA	968,300	5,435,853
Recordati SpA	552,300	22,909,369
TOTAL ITALY		56,436,503
Japan - 13.4%
Advance Residence Investment Corp.	1,116	2,878,079
Bandai Namco Holdings, Inc.	68,600	4,299,809
BayCurrent Consulting, Inc.	171,500	5,338,795
Capcom Co. Ltd.	455,000	14,523,826
Daiichi Sankyo Kabushiki Kaisha	501,900	16,154,500
Daiichikosho Co. Ltd.	114,090	3,434,507
DENSO Corp.	100,000	4,903,983
Dip Corp.	108,090	3,091,201
Fast Retailing Co. Ltd.	10,400	6,328,749
FUJIFILM Holdings Corp.	399,100	19,955,577
Fujitsu Ltd.	44,500	5,932,635
Hitachi Ltd.	503,300	25,324,183
Hoya Corp.	465,000	44,537,042
Itochu Corp.	613,200	19,237,773
JTOWER, Inc. (a)	291,190	13,316,453
Kansai Electric Power Co., Inc.	231,020	2,243,404
KDDI Corp.	207,830	6,302,839
Keyence Corp.	27,200	10,560,258
Kobe Bussan Co. Ltd.	35,300	1,017,389
Minebea Mitsumi, Inc.	833,100	12,343,279
Misumi Group, Inc.	349,700	7,600,489
Mitsubishi Estate Co. Ltd.	419,500	5,434,026
Mitsubishi UFJ Financial Group, Inc.	133,000	892,884
Mizuho Financial Group, Inc.	1,025,200	14,443,319
Nomura Research Institute Ltd.	137,900	3,278,427
Olympus Corp.	1,665,600	29,377,169
ORIX Corp.	463,600	7,420,685
Persol Holdings Co. Ltd.	1,287,063	27,375,496
Relo Group, Inc.	494,500	7,949,163
Renesas Electronics Corp. (a)	914,600	8,083,476
Shin-Etsu Chemical Co. Ltd.	66,800	8,157,096
Shiseido Co. Ltd.	120,800	5,920,858
SMC Corp.	40,600	16,952,685
SoftBank Group Corp.	245,606	10,387,406
Sony Group Corp.	675,600	51,495,327
Sumitomo Mitsui Financial Group, Inc.	411,800	16,567,718
Suzuki Motor Corp.	416,800	13,348,999
TIS, Inc.	354,600	9,319,516
Tokio Marine Holdings, Inc.	1,495,600	31,949,596
Tokyo Electron Ltd.	52,100	15,308,477
Toyota Motor Corp.	1,562,300	21,313,749
Z Holdings Corp.	1,339,390	3,345,148
TOTAL JAPAN		537,645,990
Luxembourg - 0.7%
B&M European Value Retail SA	1,371,176	6,818,051
Eurofins Scientific SA	276,700	19,862,737
TOTAL LUXEMBOURG		26,680,788
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	1,231,690	814,391
HKT Trust/HKT Ltd. unit	2,103,070	2,574,418
TOTAL MULTI-NATIONAL		3,388,809
Netherlands - 6.7%
Airbus Group NV	208,100	24,743,611
Argenx SE ADR (a)	12,900	4,886,907
ASM International NV (Netherlands)	63,900	16,118,874
ASML Holding NV (Netherlands)	160,578	87,555,493
Elastic NV (a)	20,500	1,055,750
Euronext NV (c)	181,840	13,462,037
Expro Group Holdings NV (a)	183,120	3,319,966
Ferrari NV (Italy)	32,200	6,900,592
Heineken NV (Bearer)	115,300	10,860,369
IMCD NV	171,300	24,415,460
ING Groep NV (Certificaten Van Aandelen)	1,264,100	15,398,211
Koninklijke DSM NV	59,000	7,218,794
NXP Semiconductors NV	19,400	3,065,782
Prosus NV	128,400	8,865,178
Universal Music Group NV	229,440	5,548,476
Wolters Kluwer NV	344,600	36,061,422
TOTAL NETHERLANDS		269,476,922
Norway - 0.5%
Equinor ASA	369,617	13,284,137
Norsk Hydro ASA	615,000	4,595,506
Schibsted ASA (B Shares)	180,390	3,297,796
TOTAL NORWAY		21,177,439
Singapore - 0.5%
DBS Group Holdings Ltd.	226,200	5,725,485
Parkway Life REIT	721,348	2,026,396
United Overseas Bank Ltd.	377,705	8,651,652
Wing Tai Holdings Ltd.	2,064,300	2,310,092
TOTAL SINGAPORE		18,713,625
Spain - 1.9%
Amadeus IT Holding SA Class A (a)	550,249	28,545,692
Banco Santander SA (Spain) (b)	4,565,200	13,650,473
CaixaBank SA	4,494,000	17,620,045
Cellnex Telecom SA (c)	200,881	6,663,474
EDP Renovaveis SA	99,800	2,198,580
Iberdrola SA	820,221	9,574,852
TOTAL SPAIN		78,253,116
Sweden - 2.7%
AddTech AB (B Shares)	606,127	8,637,507
Atlas Copco AB (A Shares)	2,060,500	24,413,625
Ericsson (B Shares)	492,911	2,888,169
Evolution AB (c)	41,700	4,061,765
Haypp Group (a)	353,000	926,913
Hexagon AB (B Shares)	2,640,600	27,686,934
Indutrade AB	964,189	19,505,819
Investor AB (B Shares)	83,800	1,514,284
Kry International AB (a)(d)(e)	527	93,448
Nordnet AB	194,851	2,818,704
Sandvik AB	988,500	17,863,763
TOTAL SWEDEN		110,410,931
Switzerland - 8.4%
Coca-Cola HBC AG	314,700	7,506,408
Compagnie Financiere Richemont SA Series A	370,140	47,992,339
Julius Baer Group Ltd.	355,070	20,665,473
Lonza Group AG	26,590	13,052,378
Nestle SA (Reg. S)	1,040,108	120,142,287
Novartis AG	500	45,249
Partners Group Holding AG	19,570	17,287,380
Roche Holding AG (participation certificate)	182,336	57,296,819
Sika AG	123,304	29,642,678
Sonova Holding AG	45,566	10,806,926
UBS Group AG	787,470	14,652,486
TOTAL SWITZERLAND		339,090,423
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	648,000	9,412,582
United Kingdom - 11.6%
Anglo American PLC (United Kingdom)	393,980	15,428,213
AstraZeneca PLC (United Kingdom)	441,800	59,784,103
Aviva PLC	1,218,252	6,462,395
BAE Systems PLC	1,777,111	18,354,719
Beazley PLC	1,375,941	11,303,101
Big Yellow Group PLC	129,100	1,790,185
Compass Group PLC	2,547,783	58,833,490
Cranswick PLC	79,578	2,961,215
Croda International PLC	41,400	3,305,337
Dechra Pharmaceuticals PLC	456,800	14,457,862
Deliveroo PLC Class A (a)(c)	2,418,600	2,505,839
Diageo PLC	1,531,516	67,037,326
Diploma PLC	183,468	6,157,269
Grainger Trust PLC	584,607	1,781,037
Horizonte Minerals PLC (a)	472,700	840,062
Hotel Chocolat Group Ltd. (a)(b)	1,323,871	2,488,768
Informa PLC	602,810	4,515,441
JD Sports Fashion PLC	5,263,900	8,027,923
John Wood Group PLC (a)	8,407,700	13,737,307
Lloyds Banking Group PLC	20,585,500	11,233,788
Mondi PLC	164,047	2,795,386
National Grid PLC	478,150	5,727,930
Prudential PLC	1,317,460	17,963,956
Reckitt Benckiser Group PLC	215,980	14,970,949
RELX PLC (London Stock Exchange)	1,767,909	48,879,206
Rentokil Initial PLC	3,539,600	21,746,483
Rio Tinto PLC	99,300	6,989,135
RS GROUP PLC	1,202,719	13,020,813
SSE PLC	167,450	3,443,934
Supreme PLC	2,497,700	2,929,007
Unilever PLC (Netherlands) (b)	210,087	10,540,483
WH Smith PLC	435,800	7,821,243
TOTAL UNITED KINGDOM		467,833,905
United States of America - 4.6%
Airbnb, Inc. Class A (a)	12,800	1,094,400
CBRE Group, Inc. (a)	225,800	17,377,568
Constellation Brands, Inc. Class A (sub. vtg.)	21,800	5,052,150
Equifax, Inc.	48,400	9,407,024
Hess Corp.	66,359	9,411,033
Intercontinental Exchange, Inc.	173,600	17,809,624
Kosmos Energy Ltd. (a)	1,038,534	6,605,076
Marsh & McLennan Companies, Inc.	189,800	31,408,104
Moody's Corp.	60,200	16,772,924
NextEra Energy Partners LP	20,500	1,436,845
NextEra Energy, Inc.	22,540	1,884,344
NICE Ltd. sponsored ADR (a)	20,852	4,009,840
Philip Morris International, Inc.	100,900	10,212,089
Pool Corp.	7,600	2,297,708
ResMed, Inc.	29,800	6,202,274
S&P Global, Inc.	72,066	24,137,786
The AES Corp.	55,730	1,602,795
Thermo Fisher Scientific, Inc.	31,300	17,236,597
TOTAL UNITED STATES OF AMERICA		183,958,181
TOTAL COMMON STOCKS (Cost $3,494,671,036)		3,921,875,754

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Germany - 0.1%
Volkswagen AG	34,400	4,267,310
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	3,043	539,585
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,476,389)		4,806,895

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (f)	73,891,810	73,906,589
Fidelity Securities Lending Cash Central Fund 4.37% (f)(g)	30,816,671	30,819,752
TOTAL MONEY MARKET FUNDS (Cost $104,726,340)		104,726,341

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,605,873,765)	4,031,408,990
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(15,589,844)
NET ASSETS - 100.0%	4,015,819,146

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,324,576 or 1.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $633,033 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	228,879

Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	37,282,189	413,925,927	377,301,527	624,848	-	-	73,906,589	0.2%
Fidelity Securities Lending Cash Central Fund 4.37%	55,235,153	165,421,358	189,836,759	114,579	-	-	30,819,752	0.1%
Total	92,517,342	579,347,285	567,138,286	739,427	-	-	104,726,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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